Business Optimization Charges (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Optimization Initiatives
Reserves, beginning balance			$ 60	$ 64	$ 64	$ 45	$ 36
Charges	$ 0	$ 27	3	43
Current year charges					43	50	30
Reserve adjustments	0		(10)	$ (2)	(10)
Separation-related adjustments and other			(20)
Utilization			(12)		(37)	(31)	(21)
Reserves, ending balance	$ 21		$ 21		$ 60	$ 64	$ 45